Credit Facilities and Long-Term Debt - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 13, 2025	Oct. 31, 2024	Oct. 24, 2023	Feb. 07, 2023	Dec. 29, 2021	Nov. 05, 2021	Apr. 01, 2021	Nov. 03, 2020	Feb. 11, 2019
Line of Credit Facility [Line Items]
Credit facilities, unutilized capacity		$ 798,000,000
Revolving credit facility, credit agreement maximum limit	$ 300,000,000.0
Line of credit facility Increasable capacity	$ 100,000,000.0
Minimum consolidated tangible net worth under credit facility		$ 2,019,600,000
Percentage of consolidated net income		25.00%
Percentage of aggregate net cash proceeds from the issuance of capital stock		25.00%
Percentage of consolidated leverage ratio permitted		35.00%
Debt Instrument, Interest Rate, Stated Percentage					5.75%
AUL | Lloyd's
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's							$ 430,000,000.0
Funds at Lloyd's Facility Agreement						$ 25,000,000.0
Funds at Lloyd's Amended Facility Agreement						$ 60,000,000.0
AUL | Lloyd's | Maximum
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's												$ 235,000,000.0
Bermuda | Natixis
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit										$ 100,000,000.0
Bermuda | HSBC Bank USA, National Association
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit									$ 75,000,000.0
Aspen Specialty | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit											$ 269,000,000
Percentage limit of pledged assets permitted to secure debt obligations											15.00%
AAIC | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit											$ 230,000,000
Percentage limit of pledged assets permitted to secure debt obligations											10.00%
Letters of credit / guarantees | Aspen UK | Aspen European
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit								$ 100,000,000.0					$ 100,000,000.0
Secured and unsecured financing facilities
Line of Credit Facility [Line Items]
Long-term line of credit		$ 1,400,000,000
Senior Notes
Line of Credit Facility [Line Items]
Loans issued					$ 300,000,000.0
Interest Expense		$ 17,400,000	$ 20,500,000	$ 15,600,000